Goodwill and Intangible Assets (Tables)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Oct. 01, 2023	Mar. 31, 2024	Dec. 25, 2022
Schedule of Goodwill
Changes in the carrying value of goodwill by reporting segment were as follows:

	Motion Picture	Television Production	Total
	(Amounts in millions)
Balance as of March 31, 2024	$398.6	$412.6	$811.2
Measurement period adjustments (1)	(1.7)	(1.0)	(2.7)

Balance as of December 31, 2024	$396.9	$411.6	$808.5

(1)
Measurement period adjustments for the acquisition of eOne reflect a decrease to goodwill of $2.7 million resulting from an adjustment to the purchase price related to a settlement of certain working capital items of
$12.0 million partially offset by a net decrease in the estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of a net decrease to accounts receivable of $5.6 million, a net decrease in investment in films and television programs of $1.6 million, net increases to content related payables of $3.4 million, participations and residuals of $1.0 million, and accrued and other liabilities of $1.9 million, partially offset by a net increase to other assets of $4.2 million.

Goodwill
Changes in the carrying value of goodwill by reporting segment were as follows:

	Motion Picture	Television Production	Total
	(Amounts in millions)
Balance as of March 31, 2023 and 2022	$393.7	$401.9	$795.6
Acquisition of eOne (see Note 2)	1.0	4.8	5.8
Measurement period adjustments (1)	3.9	5.9	9.8

Balance as of March 31, 2024	$398.6	$412.6	$811.2

(1)
Measurement period adjustments for the acquisition of eOne reflect an increase to goodwill of $9.8 million resulting from a net decrease in estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of net decreases to accounts receivable and other assets of $11.4 million and $12.4 million, respectively, partially offset by a net increase to investment in films and television programs of $4.0 million, and net decreases to content related payables of $1.9 million, accrued liabilities of $3.8 million, participations and residuals of $1.9 million, and deferred revenue of $2.4 million.

Summary of Intangible Assets
Intangible Assets
Finite-Lived Intangible Assets.
Finite-lived intangible assets consisted of the following:

	March 31, 2024			March 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Amounts in millions)
Finite-lived intangible assets subject to amortization:
Customer relationships	$23.9	$21.7	$2.2	$31.0	$10.0	$21.0
Trademarks and trade names	7.6	3.0	4.6	3.6	2.6	1.0
Other	31.0	12.1	18.9	23.9	19.0	4.9

	$62.5	$36.8	$25.7	$58.5	$31.6	$26.9

Amortization expense associated with the Company’s intangible assets for the years ended March 31, 2024, 2023 and 2022 was approximately $5.3 million, $5.7 million and $5.7 million, respectively. Amortization expense remaining relating to intangible assets for each of the years ending March 31, 2025 through 2029 is estimated to be approximately $4.2 million, $2.5 million, $2.2 million, $2.2 million, and $2.1 million, respectively.

LIONS GATE ENTERTAINMENT CORP [Member]
Schedule of Goodwill
Changes in the carrying value of goodwill by reporting segment were as follows:

	Motion Picture	Television Production	Media Networks	Total
	(Amounts in millions)
Balance as of March 31, 2024 (1)	$398.6	$412.6	$—	$811.2
Measurement period adjustments (2)	(1.7)	(1.0)	—	(2.7)

Balance as of December 31, 2024 (1)	$396.9	$411.6	$—	$808.5

(1)	As of December 31, 2024 and March 31, 2024, accumulated goodwill impairment losses totaled $1.969 billion related to the Media Networks reporting unit.

(2)
Measurement period adjustments for the acquisition of eOne reflect a decrease to goodwill of $2.7 million resulting from an adjustment to the purchase price related to a settlement of certain working capital items of $12.0 million partially offset by a net decrease in the estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of a net decrease to accounts receivable of $5.6 million, a net decrease in investment in films and television programs of $1.6 million, net increases to content related payables of $3.4 million, participations and residuals of $1.0 million, and accrued and other liabilities of $1.9 million, partially offset by a net increase to other assets of $4.2 million.

Changes in the carrying value of goodwill by reporting segment were as follows:

	Motion Picture	Television Production	Media Networks	Total
	(Amounts in millions)
Balance as of March 31, 2022	$393.7	$401.9	$1,968.9	$2,764.5
Impairment (1)	—	—	(1,475.0)	(1,475.0)

Balance as of March 31, 2023	$393.7	$401.9	$493.9	$1,289.5
Acquisition of eOne (see Note 2)	1.0	4.8	—	5.8
Impairment (1)	—	—	(493.9)	(493.9)
Measurement period adjustments (2)	3.9	5.9	—	9.8

Balance as of March 31, 2024	$398.6	$412.6	$—	$811.2

(1)
See Note 1,
Goodwill Impairment Assessments
, for further information on the goodwill impairments recorded in fiscal 2024 and 2023 related to the Media Networks segment. As of March 31, 2024 and March 31, 2023, accumulated goodwill impairment losses totaled $1.969 billion and $1.475 billion, respectively, related to the Media Networks reporting unit.

(2)
Measurement period adjustments for the acquisition of eOne reflect an increase to goodwill of $9.8 million resulting from a net decrease in estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of net decreases to accounts receivable and other assets of $11.4 million and $12.4 million, respectively, partially offset by a net increase to investment in films and television programs of $4.0 million, and net decreases to content related payables of $1.9 million, accrued liabilities of $3.8 million, participations and residuals of $1.9 million, and deferred revenue of $2.4 million.

Summary of Intangible Assets
Finite-Lived Intangible Assets.
Finite-lived intangible assets consisted of the following:

	March 31, 2024			March 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Amounts in millions)
Finite-lived intangible assets subject to amortization:
Customer relationships (1)	$1,852.0	$942.9	$909.1	$1,852.0	$807.8	$1,044.2
Trademarks and trade names (2)	87.6	7.1	80.5	3.6	2.6	1.0
Other	23.9	21.7	2.2	23.9	19.0	4.9

	$1,963.5	$971.7	$991.8	$1,879.5	$829.4	$1,050.1

(1)	Customer relationships primarily represent Starz affiliation agreements with distributors.
(2)
Amounts as of March 31, 2024 include the Starz trade names previously accounted for as indefinite-lived intangible assets, see below and Note 1,
Indefinite-Lived Intangibles Other Than Goodwill Impairment Assessment,
for further information.

Entertainment One Film And Television Business [Member]
Schedule of Goodwill
Changes in the carrying amount of goodwill, for the nine months ended October 1, 2023 are as follows:

(In thousands)	Goodwill
Balance as of December 25, 2022	$231,000
Impairment during the period (1)	(231,000)

Balance as of October 1, 2023	$—

(1)	See note 1 for discussion of goodwill impairment recorded during the second quarter of 2023.

Summary of the Company's Other Intangible Assets
The following table represents a summary of the Company’s other intangible assets, net at October 1, 2023 and December 25, 2022:

(In thousands)	2023	2022
Exclusive content agreements and libraries	$89,726	$89,481
Trade name (1)	—	85,000
Accumulated amortization	(47,324)	(55,486)

Total other intangibles assets, net	$42,402	$118,995

(1)	See note 1 for discussion of eOne Trade name impairment recorded during the second quarter of 2023.

The following table represents a summary of the Company’s other intangible assets, net at December 25, 2022 and December 26, 2021:

(In thousands)	2022	2021
Exclusive content agreements and libraries	$89,481	$95,510
Trade name	85,000	85,000
Accumulated amortization	(55,486)	(38,670)

Total other intangibles assets, net	$118,995	$141,840